Other receivables and current assets (Tables)	12 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other receivables and currents assets

Other receivables and current assets consist of the following:

	As of June 30,
	2026	2025
Deposits	$10,762,364	$8,220,641
Prepayments and other deposits	5,699,127	6,730,423
Other receivables	9,579,098	11,903,976
Total	$26,040,589	$26,855,040